Note 21 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Rent Expense	$ 65,982	$ 57,850
Revenue from Related Parties	635	1,059
Minority Shareholders of Subsidiaries [Member]
Operating Leases, Rent Expense	$ 356	643
Lessee, Operating Lease, Term of Contract	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Property Management Contract Term	1 year
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Property Management Contract Term	3 years
Non-controlling Shareholders [Member]
Due from Related Parties	$ 8,093	$ 4,897
Non-controlling Shareholders [Member] | Minimum [Member]
Related Party Transaction, Rate	0.00%
Non-controlling Shareholders [Member] | Maximum [Member]
Related Party Transaction, Rate	2.45%